Offerings - Offering: 1	Sep. 03, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,615,112,469.52
Fee Rate	0.01531%
Amount of Registration Fee	$ 247,273.72
Offering Note	(a) Title of each class of securities to which transaction applies: Common shares of beneficial interest, $0.01 par value per share, of the Registrant ("Common Shares") (b) Aggregate number of securities to which the transaction applies: As of August 15, 2025, the maximum number of Common Shares to which this transaction applies is estimated to be 88,161,161. (c) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): The Registrant has estimated that the distributions to stockholders in the liquidation described in the proxy statement will be in the range of $17.40 to $18.32 per Common Share and the top end of the estimate has been used for the fee calculation.